Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Cash and Cash Equivalents
NOTE 8. CASH AND CASH EQUIVALENTS

Cash and cash equivalents	June 30, 2026 A$	June 30, 2025 A$
Cash on hand	224	286
Cash at bank	29,671,885	50,149,959
Restricted cash	—	—
Cash on deposit	34,000,449	17,257,970

	63,672,558	67,408,215

The above cash and cash equivalents are held in AUD, USD, and Euro. Cash on deposits are presented as cash and cash equivalents if they have a maturity of three months or less from the date of acquisition. The interest rates on these deposits range from Nil to 4.95% in 2026 (2025: Nil to 4.2%).